Taxes	12 Months Ended
Dec. 31, 2020
Disclosure of IncomeTax [abstract]
Taxes
6. Taxes
Income before taxes
(USD millions)	2020	2019	2018

Switzerland	9 786	8 097	11 887

Foreign	92	843	2 208

Income before taxes from continuing operations	9 878	8 940	14 095

Current and deferred income tax expense
(USD millions)	2020	2019	2018

Switzerland	– 932	– 1 186	– 615

Foreign	– 1 168	– 961	– 988

Current income tax expense	– 2 100	– 2 147	– 1 603

Switzerland	– 137	– 93	– 120

Foreign	430	447	428

Deferred tax income	293	354	308

Income tax expense from continuing operations	– 1 807	– 1 793	– 1 295

Analysis of tax rate
Novartis has a substantial business presence in many countries and is therefore subject to different income and expense items that are non-taxable (permanent differences) or are taxed at different rates in those tax jurisdictions. This results in a difference between our applicable tax rate and effective tax rate.
The main elements contributing to the difference between the Group’s overall applicable tax rate (which can change each year since it is calculated as the weighted average tax rate based on the pre-tax income of each subsidiary) and the effective tax rate are shown in the following table:
(As a percentage)	2020	2019	2018

Applicable tax rate	13.6	11.7	14.3

Effect of disallowed expenditures	4.6	4.8	1.7

Effect of utilization of tax losses brought forward from prior periods	– 0.3	– 0.1	– 0.1

Effect of income taxed at reduced rates	– 0.3	– 0.7	– 0.4

Effect of income not subject to tax [1]	– 0.7	0.0	– 3.7

Effect of tax credits and allowances	– 2.3	– 2.3	– 2.3

Effect of release of contingent consideration liability	– 0.2	– 0.5	– 0.2

Effect of tax rate change on current and deferred tax assets and liabilities [2]	0.3	– 1.4	– 0.1

Effect of write-off of deferred tax assets [3]	0.2	4.0	0.2

Effect of write-down and reversal of write-down of investments in subsidiaries	– 0.8	– 0.6	0.0

Effect of prior-year items	2.3	2.2	– 0.5

Effect of other items [4]	1.9	3.0	0.3

Effective tax rate for continuing operations	18.3	20.1	9.2

[1] Included in 2018 is the effect of income not subject to tax (-3.7%) arising from the portion of the non-taxable gain on the divestment of the Group's investment in GSK Consumer Healthcare Holdings Ltd. attributable to Switzerland.

[2] 2019 is mainly related to the revaluation of the deferred tax assets and liabilities resulting from the tax reforms enacted in Switzerland in 2019. Refer to Note 12 for additional disclosures.
[3] 2019 is primarily related to a non-cash, one-time deferred tax expense for the write-off of a deferred tax asset resulting from legal entity reorganizations.
[4] In 2020, other items (+1.9%) include changes in uncertain tax positions (+2.0%) and other items (-0.1%).

In 2019, other items (+3.0%) include changes in uncertain tax positions (+2.6%) and other items (+0.4%).

The utilization of tax-loss carry-forwards lowered the tax charge by USD 29 million in 2020, by USD 11 million in 2019, and by USD 19 million in 2018.
For the amount of taxes attributable to discontinued operations, see Note 30.